Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2025
Preferred Shares
Schedule of preferred shares activities

	Series Seed		Series Angel		Series B		Series C1		Series C2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Mezzanine Equity
											Total
	Number of		Number of		Number of		Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount
		(RMB)		(RMB)		(RMB)		(RMB)		(RMB)		(RMB)
Balance as of January 1,2023	30,769,231	430,851	21,978,022	312,510	45,315,510	685,325	37,373,616	726,861	15,650,202	299,345	151,086,581	2,454,892
Accretion to Preferred Shares redemption value	—	132,237	—	93,603	—	182,631	—	89,269	—	38,319	—	536,059
Balance as of December 31, 2023	30,769,231	563,088	21,978,022	406,113	45,315,510	867,956	37,373,616	816,130	15,650,202	337,664	151,086,581	2,990,951
Accretion to Preferred Shares redemption value	—	128,963	—	89,808	—	160,932	—	35,232	—	14,996	—	429,931
Balance as of December 31, 2024	30,769,231	692,051	21,978,022	495,921	45,315,510	1,028,888	37,373,616	851,362	15,650,202	352,660	151,086,581	3,420,882
Accretion to Preferred Shares redemption value	—	(138,097)	—	(100,240)	—	(213,050)	—	(178,506)	—	(70,902)	—	(700,795)
Converted into ordinary shares(i)	(30,769,231)	(553,954)	(21,978,022)	(395,681)	(45,315,510)	(815,838)	(37,373,616)	(672,856)	(15,650,202)	(281,758)	(151,086,581)	(2,720,087)
Balance as of December 31, 2025	—	—	—	—	—	—	—	—	—	—	—	—
(i)	Upon the completion of the IPO in April 2025, all of issued and outstanding Preferred Shares automatically converted and re-designated on a one-for-one basis as Class A ordinary shares.